Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Summary Of Significant Accounting Policies Disclosure Of Detailed Information About Estimated Useful Life Or Depreciation Rate 1	20.00%
Summary Of Significant Accounting Policies Disclosure Of Detailed Information About Estimated Useful Life Or Depreciation Rate 2	45.00%
Summary Of Significant Accounting Policies Disclosure Of Detailed Information About Estimated Useful Life Or Depreciation Rate 3	30.00%